DECOMMISSIONING AND RESTORATION LIABILITY (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Decommissioning And Restoration Liability [Line Items]
Balance, beginning of year	$ 29,200	$ 24,266
Addition of balance at the time of KDI acquisition (Note 6)	173
Change in estimate of discounted cash flows	24,892	4,372
Accretion recorded during the year	657	562
Balance, end of the year	54,922	29,200
GK Mine [Member]
Decommissioning And Restoration Liability [Line Items]
Balance, beginning of year	29,200	24,266
Addition of balance at the time of KDI acquisition (Note 6)	0
Change in estimate of discounted cash flows	24,900	4,372
Accretion recorded during the year	656	562
Balance, end of the year	54,756	29,200
KNP [Member]
Decommissioning And Restoration Liability [Line Items]
Balance, beginning of year	0	0
Addition of balance at the time of KDI acquisition (Note 6)	173
Change in estimate of discounted cash flows	(8)	0
Accretion recorded during the year	1	0
Balance, end of the year	$ 166	$ 0